Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity File Number	001-39268
Entity Registrant Name	NN, Inc.
Entity Central Index Key	0000918541
Entity Tax Identification Number	62-1096725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6210 Ardrey Kell Road
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	264-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false